UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


Investment Company Act File Number:       811-2071

Exact Name of Registrant as
Specified in Charter:                     Delaware Group Income Funds

Address of principal executive offices:   2005 Market Street
                                          Philadelphia, PA 19103

Name and address of agent for service:    Richelle S. Maestro
                                          2005 Market Street
                                          Philadelphia, PA 19103

Registrant's telephone number:            (800) 523-1918

Date of fiscal year end:                  July 31

Date of reporting period:                 July 1, 2003 - June 30, 2004



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ITEM 1. PROXY VOTING RECORD.

========================= DELAWARE CORPORATE BOND FUND =========================

The Portfolio did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Portfolio.


=========================== DELAWARE DELCHESTER FUND ===========================


ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: JUN 2, 2004    Meeting Type: Annual
Record Date:  APR 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Ray M. Clapp, Jr.         For       For        Management
1.2   Elect  Director John F. Otto, Jr.         For       For        Management
1.3   Elect  Director Jimmy R. White            For       For        Management
2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management


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KMART HOLDING CORPORATION

Ticker:       KMRT           Security ID:  498780105
Meeting Date: MAY 25, 2004   Meeting Type: Annual
Record Date:  MAR 26, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Ratify Auditors                           For       For        Management
2     Approve  Bundled Compensation Plans       For       For        Management


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PETROLEUM GEO-SERVICES ASA

Ticker:       PGOGY          Security ID:  716599105
Meeting Date: JUN 30, 2004   Meeting Type: Annual
Record Date:  MAY 26, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     APPROVAL OF THE ELECTION OF ONE PERSON TO For       For        Management
      COUNTERSIGN THE MINUTES.
2     APPROVAL OF THE AUDITORS  FEE FOR 2003.   For       For        Management
3     APPROVAL OF THE BOARD MEMBERS  FEE FOR    For       For        Management
      2003.
4     APPROVAL OF THE PRINCIPLES FOR THE        For       For        Management
      MEMBERS OF THE BOARD OF DIRECTORS  FEE
      FOR THE PERIOD OCTOBER 16, 2003 TO
      OCTOBER 16, 2005.
5     APPROVAL OF THE INDEMNIFICATION OF BOARD  For       For        Management
      MEMBERS.


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XM SATELLITE RADIO HOLDINGS INC.

Ticker:       XMSR           Security ID:  983759101
Meeting Date: MAY 27, 2004   Meeting Type: Annual
Record Date:  APR 9, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Gary M. Parsons           For       For        Management
1.2   Elect  Director Hugh Panero               For       For        Management
1.3   Elect  Director Nathaniel A. Davis        For       For        Management
1.4   Elect  Director Thomas J. Donohue         For       For        Management
1.5   Elect  Director Thomas G. Elliott         For       Withhold   Management
1.6   Elect  Director George W. Haywood         For       For        Management
1.7   Elect  Director Chester A. Huber, Jr.     For       For        Management
1.8   Elect  Director Jarl Mohn                 For       For        Management
1.9   Elect  Director Pierce J. Roberts, Jr.    For       For        Management
1.10  Elect  Director Jack Shaw                 For       For        Management


===================== DELAWARE EXTENDED DURATION BOND FUND =====================

The Portfolio did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Portfolio.


==================== DELAWARE HIGH-YIELD OPPORTUNITIES FUND ====================


ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: JUN 2, 2004    Meeting Type: Annual
Record Date:  APR 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Ray M. Clapp, Jr.         For       For        Management
1.2   Elect  Director John F. Otto, Jr.         For       For        Management
1.3   Elect  Director Jimmy R. White            For       For        Management
2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

KMART HOLDING CORPORATION

Ticker:       KMRT           Security ID:  498780105
Meeting Date: MAY 25, 2004   Meeting Type: Annual
Record Date:  MAR 26, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Ratify Auditors                           For       For        Management
2     Approve  Bundled Compensation Plans       For       For        Management


--------------------------------------------------------------------------------

PETROLEUM GEO-SERVICES ASA

Ticker:       PGOGY          Security ID:  716599105
Meeting Date: JUN 30, 2004   Meeting Type: Annual
Record Date:  MAY 26, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     APPROVAL OF THE ELECTION OF ONE PERSON TO For       For        Management
      COUNTERSIGN THE MINUTES.
2     APPROVAL OF THE AUDITORS  FEE FOR 2003.   For       For        Management
3     APPROVAL OF THE BOARD MEMBERS  FEE FOR    For       For        Management
      2003.
4     APPROVAL OF THE PRINCIPLES FOR THE        For       For        Management
      MEMBERS OF THE BOARD OF DIRECTORS  FEE
      FOR THE PERIOD OCTOBER 16, 2003 TO
      OCTOBER 16, 2005.
5     APPROVAL OF THE INDEMNIFICATION OF BOARD  For       For        Management
      MEMBERS.


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XM SATELLITE RADIO HOLDINGS INC.

Ticker:       XMSR           Security ID:  983759101
Meeting Date: MAY 27, 2004   Meeting Type: Annual
Record Date:  APR 9, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Gary M. Parsons           For       For        Management
1.2   Elect  Director Hugh Panero               For       For        Management
1.3   Elect  Director Nathaniel A. Davis        For       For        Management
1.4   Elect  Director Thomas J. Donohue         For       For        Management
1.5   Elect  Director Thomas G. Elliott         For       Withhold   Management
1.6   Elect  Director George W. Haywood         For       For        Management
1.7   Elect  Director Chester A. Huber, Jr.     For       For        Management
1.8   Elect  Director Jarl Mohn                 For       For        Management
1.9   Elect  Director Pierce J. Roberts, Jr.    For       For        Management
1.10  Elect  Director Jack Shaw                 For       For        Management


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                                    SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP INCOME FUNDS


By:         Jude T. Driscoll
            ------------------------
Name:       Jude T. Driscoll
Title:      Chairman/President/Chief Executive Officer

Date:       August 27, 2004